Schedule of Investments
March 31, 2026 (unaudited)
Manor Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.55%

Computer Peripheral Equipment - 2.95%
Palo Alto Networks, Inc. (2)	3,025	484,968

Electronic Components, NEC - 9.42%
Vertiv Holdings Co.	6,172	1,546,580

Electronic Computers - 12.06%
Apple, Inc.	7,803	1,980,323

Investment Advice - 3.08%
Apollo Global Management, Inc. Class A	4,545	506,404

Hospital & Medical Service Plans - 1.68%
UnitedHealth Group, Inc.	1,017	275,190

Measuring & Controlling Devices - 2.42%
Thermo Fisher Scientific, Inc.	808	397,156

Pharmaceutical Preparations - 9.17%
AbbVie, Inc.	2,142	465,864
Eli Lilly & Co.	1,130	1,039,340

		1,505,204

Radio & TV Broadcasting & Communications Equipment - 2.19%
Qualcomm, Inc.	2,792	359,554

Retail-Building Materials, Hardware, Garden Supply - 2.14%
The Sherwin-Williams Co.	1,097	351,643

Retail-Catalog & Mail-Order Houses - 5.32%
Amazon.com, Inc. (2)	4,195	873,693

Retail-Variety Stores - 1.37%
Dollar Tree, Inc. (2)	2,048	224,276

Security Brokers, Dealers & Flotation Companies - 3.29%
The Charles Schwab Corp.	5,742	539,633

Semiconductors & Related Devices - 3.64%
NVIDIA Corp.	3,431	598,366

Services-Business Services - 2.50%
Mastercard, Inc. Class A	821	410,221

Services-Computer Programming, Data Processing, Etc. - 14.27%
Alphabet, Inc. Class A	2,713	780,150
Alphabet, Inc. Class C	2,715	778,825
AppLovin Corp. (2)	1,973	785,254

		2,344,229

Services-Equipment Rental & Leasing - 5.70%
United Rentals, Inc.	1,286	936,928

Services-Prepackaged Software- 8.90%
Microsoft Corp.	1,887	698,511
Salesforce.com, Inc.	1,755	327,606
Take-Two Interactive Software, Inc. (2)	2,203	435,093

		1,461,209

Services-Video Tape Rental - 4.40%
Netflix, Inc. (2)	7,515	722,567

Water Transportation - 3.05%
Royal Caribbean Cruises Ltd.	1,822	501,378

Total Common Stock	(Cost $ 5,407,375)	16,019,523

Money Market Registered Investment Companies - 2.58%

Federated Hermes Government Obligations Fund - Institutional Class - 3.52% (3)	423,787	423,787

Total Money Market Registered Investment Companies	(Cost $ 423,787)	423,787

Total Investments - 100.13%	(Cost $ 5,831,162)	16,443,310

Liabilities in Excess of Other Assets - (0.13%)		(20,217)

Total Net Assets - 100.00%		16,423,094

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$16,443,310	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,443,310	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2026.